Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	Description of business
Overview of the Business
On July 1, 2024, Circle Internet Financial Limited (“Circle Ireland”) consummated an Irish High Court-approved scheme of arrangement, pursuant to which issued ordinary shares and preferred shares in the capital of Circle Ireland were cancelled and, in connection with such cancellation, Circle Internet Group, Inc. (“Circle Group”), a Delaware corporation, issued equivalent shares of capital stock (in number and class) to the then-shareholders of Circle Ireland. Upon consummation of the scheme of arrangement, Circle Ireland became a wholly-owned subsidiary of Circle Group. The historical basis of accounting was retained as if the entities had always been combined for financial reporting purposes. The unaudited condensed consolidated financial statements include the accounts of Circle Group and its subsidiaries in which we have a controlling financial interest (together, “Circle,” the “Company,” “we,” “us,” or “our”).
Founded in 2013, Circle is a platform, network, and market infrastructure for stablecoin and blockchain applications and the issuer of a U.S. dollar-denominated stablecoin, USDC and a euro-denominated stablecoin, EURC (collectively “Circle stablecoins”). Circle provides a stablecoin network and a range of blockchain-specific software infrastructure. This infrastructure abstracts away complexity of using blockchain networks and enhances the utility of Circle stablecoins.
Initial Public Offering
In June 2025, the Company completed its initial public offering (“IPO”), in which the Company issued and sold
19.9
 million shares of its Class A common stock, including the underwriters’ over-allotment option which was exercised in full, at a public offering price of $
31.00
per share. The IPO resulted in net proceeds to the Company of $
583.0
million after deducting the underwriting discounts and commissions and before deducting offering costs of $
12.8
million, which were charged to additional paid-in capital as a reduction of the net proceeds received from the IPO.
In connection with the completion of the IPO, the Company filed its Amended and Restated Certificate of Incorporation effective June 6, 2025 (the “Charter”), which authorizes a total of
2.5
billion shares of Class A common stock with a par value of $
0.0001
per share,
500.0
 million shares of Class B common stock with a par value of $
0.0001
per share,
500.0
 million shares of Class C common stock with a par value of $
0.0001
per share and
500.0
 million shares of preferred stock with a par value of $
0.0001
per share. In connection with the IPO, all shares of our outstanding redeemable convertible preferred stock automatically converted into a total of
139.8
 million shares of our Class A common stock, and a total of
19.6
 million shares of Class A common stock held by our co-founders and their related entities were converted into an equivalent number of shares of Class B common stock. As a result, following the completion of the IPO, we have three classes of authorized common stock: Class A common stock, Class B common stock, and Class C common stock, of which only Class A common stock and Class B common stock were outstanding as of June 30, 2025.
Certain of our restricted stock units granted to employees included both a service condition and a liquidity-event related performance condition. The performance condition related to these awards was met upon the commencement of trading of our Class A common stock on the New York Stock Exchange, and the Company recognized $
423.8
million of stock-based compensation expense, net of $
62.7
million of capitalized costs related to internally developed software, for the vesting of approximately
9.5
 million common shares,
4.0
 million of which were withheld for tax withholding requirements.

1. Description of business
Overview of the Business
On July 1, 2024, Circle Internet Financial Limited (“Circle Ireland”) consummated an Irish High Court-approved scheme of arrangement, pursuant to which issued ordinary shares and preferred shares in the capital of Circle Ireland were cancelled and, in connection with such cancellation, Circle Internet Group, Inc. (“Circle Group”), a Delaware corporation, issued equivalent shares of capital stock (in number and class) to the then-shareholders of Circle Ireland. Upon consummation of the scheme of arrangement, Circle Ireland became a wholly-owned subsidiary of Circle Group. The historical basis of accounting was retained as if the entities had always been combined for financial reporting purposes. The consolidated financial statements include the accounts of Circle Group and its subsidiaries (together, “Circle,” the “Company,” “we,” “us,” or “our”).
Founded in 2013, Circle is a platform, network, and market infrastructure for stablecoin and blockchain applications and the issuer of a U.S. dollar-denominated stablecoin, USDC and a euro-denominated stablecoin, EURC (collectively “Circle stablecoins”). Circle provides a stablecoin network and a range of blockchain-specific software infrastructure. This infrastructure abstracts away complexity of using blockchain networks and enhances the utility of Circle stablecoins.